REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
REDEEMABLE NONCONTROLLING INTERESTS.
REDEEMABLE NONCONTROLLING INTEREST

14. REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests relate to the equity incentive arrangements the Company has made available to the senior employees of the Taxi, Classifieds and E-commerce business units, pursuant to which such persons are eligible to acquire depositary receipts, or receive options to acquire depositary receipts, which entitle them to economic interests in the respective subsidiaries of the Company.

The noncontrolling interests relating to the depositary receipts acquired by the senior employees were measured at the redemption value and amounted to RUB 631 and RUB 2,497 ($43.3) as of December 31, 2016 and 2017, respectively. The noncontrolling interests relating to the options to acquire depositary receipts were measured at the redemption value and amounted to RUB 875 and RUB 7,324 ($127.2) as of December 31, 2016 and 2017, respectively.